Concentration of Risk (Tables)	6 Months Ended
Jun. 30, 2026
Risks and Uncertainties [Abstract]
Schedule of Concentration Risk

Information as to the revenue derived from those customers that accounted for more than 10% of total revenue for the six months ended June 30, 2025 and 2026 are as follows:

	2025	2026
Percentage of total revenue
Customer A	17.1%	32.5%
Customer B	10.7%	*
Customer E	11.8%	*

*	Customer B and customer E accounted for less than 10% of total revenue for the six months ended June 30, 2026.
	December 31, 2025	June 30, 2026
Percentage of total accounts receivables
Customer A	21.2%	56.0%
Customer B	64.2%	*
Customer C	*	19.5%

*	Customer C accounted for less than 10% of total accounts receivable as of December 31, 2025. Customer B accounted for less than 10% of total accounts receivable as of June 30, 2026.
	2025	2026
Percentage of total purchase
Vendor A	78.9%	65.8%
Vendor B	17.6%	31.4%